Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated March 1, 2023, to
PROSPECTUS DATED May 1, 2022,
As supplemented September 7, 2022
I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about March 23, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 36% to equity, 51% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 56% to equity, 32% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 71% to equity, 14% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 80% to equity, 4% to fixed income, 10% to multi-asset and 6% to alternative asset classes.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated March 1, 2023, to
PROSPECTUS DATED May 1, 2022,
As supplemented September 7, 2022
I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about March 23, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 36% to equity, 51% to fixed income, 10% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated March 1, 2023, to
PROSPECTUS DATED May 1, 2022,
As supplemented September 7, 2022
I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about March 23, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 56% to equity, 32% to fixed income, 8% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated March 1, 2023, to
PROSPECTUS DATED May 1, 2022,
As supplemented September 7, 2022
I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about March 23, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 71% to equity, 14% to fixed income, 10% to multi-asset and 5% to alternative asset classes.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated March 1, 2023, to
PROSPECTUS DATED May 1, 2022,
As supplemented September 7, 2022
I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about March 23, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about March 23, 2023, the Fund’s approximate target strategic allocation will be 80% to equity, 4% to fixed income, 10% to multi-asset and 6% to alternative asset classes.